Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Parameters Used in Applying the Model

The parameters used in applying the Black-Scholes model are as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Expected volatility	No grants	-	117%
Risk-free rate	No grants	-	3.6%
Dividend yield	No grants	-	0%
Expected term (years)	No grants	-	6.08
Share price	No grants	-	$1.43

Schedule of Share-Based Compensation	Effect of share-based compensation on statements of operations
	2025	2024	2023
Research and development, net	–	–	$(144)
General and administrative, net	$(12)	$12	$87
Total	$(12)	$12	$(57)

Schedule of Option Activity

Year ended December 31, 2025:

	Number	Wtd. Avg. Exercise Price ($)	Wtd. Avg. Remaining Life (yrs)	Aggregate Intrinsic Value ($000s)
Options outstanding – beginning of year	102,288	$47.13	7.34	–
Options granted	–	–
Options forfeited	–	–
Options exercised	–	–
Options outstanding – end of year	102,288	$47.13	6.34	–
Options exercisable – end of year	55,286	$66.01	5.87	–

Year ended December 31, 2024:

	Number	Wtd. Avg. Exercise Price ($)	Wtd. Avg. Remaining Life (yrs)	Aggregate Intrinsic Value ($000s)
Options outstanding – beginning of year	102,288	$35.35	8.59	–
Options granted	–	–
Options forfeited	–	–
Options exercised	–	–
Options outstanding – end of year	102,288	$47.13	7.34	–
Options exercisable – end of year	55,286	$66.01	6.87	–

Schedule of RSUs Activity	RSU activity
	2025	2024	2023
Unvested – beginning of year	2,967	2,967	19,703
Granted	–	–	–
Vested	–	–	(6,092)
Forfeited	–	–	(10,644)
Unvested – end of year	2,967	2,967	2,967